Document and Entity Information	Aug. 22, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	Noble Corp plc
Amendment Flag	false
Entity Central Index Key	0001895262
Document Type	8-K
Document Period End Date	Aug. 22, 2024
Entity Incorporation State Country Code	X0
Entity File Number	001-41520
Entity Tax Identification Number	98-1644664
Entity Address, Address Line One	13135 Dairy Ashford
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	281
Local Phone Number	276-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	A Ordinary Shares, par value $0.00001 per share
Trading Symbol	NE
Security Exchange Name	NYSE
Tranche 1 Warrants Of Noble Corporation Plc 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Tranche 1 Warrants of Noble Corporation plc
Trading Symbol	NE WS
Security Exchange Name	NYSE
Tranche 2 Warrants Of Noble Corporation Plc 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Tranche 2 Warrants of Noble Corporation plc
Trading Symbol	NE WSA
Security Exchange Name	NYSE